Note 27 - Financial Instruments and Risks (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of financial risk management [text block]
								2017
				Fair Value		Gain / (Losses)
Exposure	Risk		Notional	Assets	Liability	Finance Result	Operational Result	Equity
Cost		(9,742.3)	9,318.9	283.6	(190.0)	(563.5)	(200.2)	584.8
	Commodity	(2,378.7)	1,955.3	166.5	(70.7)	(1.5)	103.6	(4.8)
	American Dollar	(6,879.1)	6,879.1	86.3	(93.4)	(556.1)	(331.5)	630.2
	Euro	(82.9)	82.9	3.5	(0.7)	(4.7)	0.4	6.6
	Mexican Pesos	(401.6)	401.6	27.3	(25.2)	(1.2)	27.3	(47.2)

Fixed Assets		(579.5)	579.5	1.9	(10.8)	(1.9)	-	-
	American Dollar	(531.9)	531.9	1.8	(10.8)	(2.8)	-	-
	Euro	(47.6)	47.6	0.1	-	0.9	-	-

Expenses		(177.7)	177.7	0.5	(1.8)	(2.9)	3.9	1.8
	American Dollar	(169.2)	169.2	0.3	(1.6)	(3.1)	3.5	2.4
	Rupee	(8.5)	8.5	0.2	(0.2)	0.2	0.4	(0.6)

Cash		(1,328.3)	1,328.3	-	(13.1)	(266.0)	-	-
	American Dollar	(1,313.3)	1,313.3	-	(13.1)	(266.0)	-	-
	Interest rate	(15.0)	15.0	-	-	-	-	-

Debts		(919.5)	356.9	30.0	(1.8)	(67.5)	-	-
	American Dollar	(562.6)	-	-	-	(76.2)	-	-
	Interest rate	(356.9)	356.9	30.0	(1.8)	8.7	-	-

Equity Instrument		(2,347.9)	677.0	69.2	-	67.0	-	-
	Stock Exchange Prices	(2,347.9)	677.0	69.2	-	67.0	-	-
As of December 31, 2017		(15,095.2)	12,438.3	385.2	(217.5)	(834.8)	(196.3)	586.6
								2016
				Fair Value		Gain / (Losses)
Exposure	Risk		Notional	Assets	Liability	Finance Result	Operational Result	Equity
Cost		(8,807.6)	8,624.1	190.7	(582.8)	(1,397.5)	737.4	(873.3)
	Commodity	(1,742.8)	1,559.3	136.5	(43.7)	(5.4)	(97.0)	90.3
	American Dollar	(6,566.9)	6,566.9	36.0	(491.3)	(1,392.6)	782.2	(909.0)
	Euro	(135.2)	135.2	-	(4.7)	3.2	56.1	(42.1)
	Mexican Pesos	(359.2)	359.2	18.2	(43.3)	(2.9)	(4.3)	(13.2)
	Brazilian Real	(3.5)	3.5	-	0.2	0.2	0.4	0.7

Fixed Assets		(523.1)	523.1	3.0	(76.1)	(187.0)	-	-
	American Dollar	(430.3)	430.3	3.0	(5.8)	(119.0)	-	-
	Euro	(92.8)	92.8	-	(70.3)	(68.0)	-	-

Expenses		(103.7)	103.7	0.8	(1.1)	47.6	5.8	(134.2)
	American Dollar	(90.9)	90.9	-	(1.1)	(3.0)	5.8	(29.4)
	Euro	-	-	-	-	(0.3)	-	0.7
	Canadian Dollar	-	-	-	-	50.9	-	(106.3)
	Rupee	(12.8)	12.8	0.8	-	-	-	0.8

Cash		1,043.8	(1,043.8)	-	7.8	(3.7)	-	-
	American Dollar	592.3	(592.3)	-	7.8	(55.8)	-	-
	Euro	51.5	(51.5)	-	0.1	11.6	-	-
	Interest rate	400.0	(400.0)	-	(0.1)	40.5	-	-

Debts		(2,547.9)	2,000.2	18.4	(61.2)	(50.7)	-	-
	American Dollar	(1,874.2)	1,326.5	2.6	(48.5)	(28.7)	-	-
	Interest rate	(673.7)	673.7	15.8	(12.7)	(22.0)	-	-

Foreign Investments		-	-	-	-	(1.2)	-	35.4
	American Dollar	-	-	-	-	(0.9)	-	37.2
	Euro	-	-	-	-	-	-	1.7
	Canadian Dollar	-	-	-	-	(0.3)	-	(3.5)
As of December 31, 2016		(10,938.5)	10,207.3	212.9	(713.4)	(1,592.5)	743.2	(972.1)

Disclosure of detailed information about hedging instruments [text block]
	2017
	Pre - Hedge		Post - Hedge
	Interest rate	Amount	Interest rate	Amount
Brazilian Real	9.2%	402.3	7.6%	714.1
American Dollar	2.7%	555.3	2.7%	555.2
Canadian Dollar	2.0%	685.9	2.0%	685.9
Barbadian Dollar	2.3%	5.0	2.3%	5.0
Interest rate postfixed		1,648.5		1,960.2

Brazilian Real	6.4%	682.5	5.9%	370.8
Working Capital in Argentinean Peso	31.0%	1.8	31.0%	1.8
Dominican Peso	9.3%	188.8	9.3%	188.8
American Dollar	3.8%	22.9	3.8%	22.9
Guatemala´s Quetzal	7.8%	10.3	7.8%	10.3
Interest rate pre-set		906.3		594.6
	2016
	Pre - Hedge		Post - Hedge
	Interest rate	Amount	Interest rate	Amount
Brazilian Real	10.0%	667.7	12.6%	2,375.6
American Dollar	1.5%	1,882.3	2.2%	565.7
Canadian Dollar	1.6%	1,259.1	1.6%	1,259.1
Barbadian Dollar	2.7%	4.9	2.7%	4.9
Interest rate postfixed		3,814.0		4,205.3

Brazilian Real	6.8%	1,223.5	6.2%	841.9
Dominican Peso	9.7%	288.8	9.7%	288.8
American Dollar	6.0%	11.6	6.0%	1.8
Guatemala´s Quetzal	8.0%	9.9	8.0%	10.0
Barbadian Dollar	4.3%	48.5	4.3%	48.5
Interest rate pre-set		1,582.3		1,191.0

Sensitivity analysis for types of market risk [text block]
Transaction	Risk	Fair value	Probable scenario	Adverse scenario	Remote scenario

Commodities hedge	Decrease on commodities price	95.8	(70.6)	(392.9)	(881.7)
Input purchase		(95.8)	108.7	498.8	1,093.5
Foreign exchange hedge	Foreign currency decrease	(2.2)	(105.0)	(1,843.1)	(3,684.0)
Input purchase		2.2	105.0	1,843.1	3,684.0
Costs effects		-	38.1	105.9	211.8

Foreign exchange hedge	Foreign currency decrease	(8.9)	(16.8)	(153.8)	(298.6)
Capex Purchase		8.9	16.8	153.8	298.6
Fixed assets effects		-	-	-	-

Foreign exchange hedge	Foreign currency decrease	(1.3)	(3.4)	(45.7)	(90.2)
Expenses		1.3	3.4	45.7	90.2
Expenses effects		-	-	-	-

Hedge cambial	Foreign currency increase	(13.1)	(37.5)	(341.4)	(669.8)
Cash		13.1	37.5	341.4	669.8
Interest Hedge	Decrease in interest rate	-	(0.4)	(2.9)	(3.4)
Interest revenue	-		0.4	2.9	3.4
Cash effects		-	-	-	-

Hedge cambial	Foreign currency decrease	-	-	-	-
Cash	-		9.7	140.6	281.3
Interest Hedge	Increase in interest rate	28.2	18.4	(131.5)	(162.7)
Interest expenses		(28.2)	(18.4)	131.5	162.7
Debt effects		-	9.7	140.6	281.3

Equity Instrument Hedge	Stock Exchange Price Decrease	69.2	54.3	(100.1)	(269.3)
Expenses		(69.2)	(19.4)	517.8	1,104.8
Equity effects		-	34.9	417.7	835.5
		-	82.7	664.2	1,328.6

Disclosure of notional and fair value amounts per financial instrument and maturity [text block]
		Notional Value
Exposure	Risk	2018	2019	2020	2021	> 2021	Total

Cost		9,219.2	99.7	-	-	-	9,318.9
	Commodity	1,859.2	96.1	-	-	-	1,955.3
	American Dollar	6,879.1	-	-	-	-	6,879.1
	Euro	82.9	-	-	-	-	82.9
	Mexican Peso	398.0	3.6	-	-	-	401.6

Fixed asset		579.5	-	-	-	-	579.5
	American Dollar	531.9	-	-	-	-	531.9
	Euro	47.6	-	-	-	-	47.6

Expenses		177.7	-	-	-	-	177.7
	American Dollar	169.2	-	-	-	-	169.2
	Rupee	8.5	-	-	-	-	8.5

Cash		1,313.3	-	15.0	-	-	1,328.3
	American Dollar	1,313.3	-	-	-	-	1,313.3
	Interest rate	-	-	15.0	-	-	15.0

Debt		-	-	-	110.0	246.9	356.9
	Interest rate	-	-	-	110.0	246.9	356.9

Foreign Investments		677.0	-	-	-	-	677.0
	American Dollar	677.0	-	-	-	-	677.0
		11,966.7	99.7	15.0	110.0	246.9	12,438.3
		Fair Value
Exposure	Risk	2018	2019	2020	2021	> 2021	Total

Cost		89.0	4.6	-	-	-	93.6
	Commodity	91.1	4.7	-	-	-	95.8
	American Dollar	(7.1)	-	-	-	-	(7.1)
	Euro	2.8	-	-	-	-	2.8
	Mexican Peso	2.2	(0.1)	-	-	-	2.1

Fixed asset		(8.9)	-	-	-	-	(8.9)
	American Dollar	(9.0)	-	-	-	-	(9.0)
	Euro	0.1	-	-	-	-	0.1

Expenses		(1.3)	-	-	-	-	(1.3)
	American Dollar	(1.3)	-	-	-	-	(1.3)
	Rupee	-	-	-	-	-	-

Cash		(13.1)	-	-	-	-	(13.1)
	American Dollar	(13.1)	-	-	-	-	(13.1)
	Interest rate	-	-	-	-	-	-

Debt		-	-	-	25.0	3.2	28.2
	Interest rate	-	-	-	25.0	3.2	28.2

Equity Instrument		69.2	-	-	-	-	69.2
	Stock prices	69.2	-	-	-	-	69.2
		134.9	4.6	-	25.0	3.2	167.7

Disclosure of detailed information about financial instruments [text block]
	2017
	Loans and receivables	Held for trading	Financial assets/liabilities at fair value through profit or loss	Derivatives hedge	Financial liabilities through amortized cost	Total
Financial assets
Cash and cash equivalents	10,354.5	-	-	-	-	10,354.5
Investment securities	-	122.0	11.9	-	-	133.9
Trade receivables excluding prepaid expenses	7,505.0	-	-	-	-	7,505.0
Financial instruments derivatives	-	-	100.1	285.1	-	385.2
Total	17,859.5	122.0	112.0	285.1	-	18,378.6

Financial liabilities
Trade payables and put option granted on subsidiary and other liabilities	-	-	5,764.1	-	13,502.0	19,266.1
Financial instruments derivatives	-	-	16.1	201.4	-	217.5
Interest-bearning loans and borrowings	-	-	-	-	2,553.0	2,553.0
Total	-	-	5,780.2	201.4	16,055.0	22,036.6
	2016
	Loans and receivables	Held for trading	Financial assets/liabilities at fair value through profit or loss	Derivatives hedge	Financial liabilities through amortized cost	Total
Financial assets
Cash and cash equivalents	7,876.8	-	-	-	-	7,876.8
Investment securities	-	104.3	282.8	-	-	387.1
Trade receivables excluding prepaid expenses	6,962.5	-	-	-	-	6,962.5
Financial instruments derivatives	-	-	18.4	194.5	-	212.9
Total	14,839.3	104.3	301.2	194.5	-	15,439.3

Financial liabilities
Trade payables and put option granted on subsidiary and other liabilities	-	-	5,106.1	-	13,208.1	18,314.2
Financial instruments derivatives	-	-	49.9	663.5	-	713.4
Interest-bearning loans and borrowings	-	-	-	-	5,396.3	5,396.3
Total	-	-	5,156.0	663.5	18,604.4	24,423.9

Disclosure of financial instruments fair value hierarchy [text block]
	2017				2016

	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Financial asset at fair value through profit or loss	11.9	-	-	11.9	282.8	-	-	282.8
Derivatives assets at fair value through profit or loss	0.1	100.0	-	100.1	2.6	15.8	-	18.4
Derivatives - operational hedge	4.8	280.3	-	285.1	83.6	110.9	-	194.5
	16.8	380.3	-	397.1	369.0	126.7	-	495.7
Financial liabilities
Financial liabilities at fair value through profit and loss (i)	-	-	5,764.1	5,764.1	-	-	5,106.1	5,106.1
Derivatives liabilities at fair value through profit or loss	1.7	14.4	-	16.1	9.9	40.0	-	49.9
Derivatives - operational hedge	58.4	143.0	-	201.4	78.9	575.9	-	654.8
Derivatives - fair value hedge	-	-	-	-	-	8.7	-	8.7
	60.1	157.4	5,764.1	5,981.6	88.8	624.6	5,106.1	5,819.5

Disclosure of fair value measurement of liabilities [text block]
Financial liabilities at December 31, 2016 (i)	5,106.1
Acquisition of investments	7.4
Total gains and losses in the year	650.6
Losses recognized in net income	359.1
Losses recognized in equity	291.5
Financial liabilities at December 31, 2017 (i)	5,764.1